                           SHORT-TERM INVESTMENTS CO.

                             LIQUID ASSETS PORTFOLIO

                              CASH MANAGEMENT CLASS


                          Supplement dated July 1, 1999
                    to the Prospectus dated December 18, 1998

The sixth full paragraph located under the heading entitled "INVESTMENT PROGRAM
- INVESTMENT POLICIES" on page 6 of the prospectus should be deleted in its entirety and replaced with the following two paragraphs:

         "The Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers.

         The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S. dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits."

                           SHORT-TERM INVESTMENTS CO.

                             LIQUID ASSETS PORTFOLIO

                              INSTITUTIONAL CLASS


                          Supplement dated July 1, 1999
                    to the Prospectus dated December 18, 1998

The sixth full paragraph located under the heading entitled "INVESTMENT PROGRAM
- INVESTMENT POLICIES" on page 6 of the prospectus should be deleted in its entirety and replaced with the following two paragraphs:

         "The Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers.

         The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S. dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits."

                            PERSONAL INVESTMENT CLASS
                                     OF THE
                             LIQUID ASSETS PORTFOLIO
                                       OF
                           SHORT-TERM INVESTMENTS CO.



                          Supplement dated July 1, 1999
                    to the Prospectus dated December 18, 1998

The sixth full paragraph located under the heading entitled "INVESTMENT PROGRAM
- INVESTMENT POLICIES" on page 6 of the prospectus should be deleted in its entirety and replaced with the following two paragraphs:

         "The Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers.

         The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S. dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits."

                            PRIVATE INVESTMENT CLASS
                                     OF THE
                             LIQUID ASSETS PORTFOLIO
                                       OF
                           SHORT-TERM INVESTMENTS CO.


                          Supplement dated July 1, 1999
                    to the Prospectus dated December 18, 1998

The sixth full paragraph located under the heading entitled "INVESTMENT PROGRAM
- INVESTMENT POLICIES" on page 7 of the prospectus should be deleted in its entirety and replaced with the following two paragraphs:

         "The Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers.

         The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S. dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits."

                           SHORT-TERM INVESTMENTS CO.

                             LIQUID ASSETS PORTFOLIO

                                  RESERVE CLASS


                          Supplement dated July 1, 1999
                    to the Prospectus dated December 18, 1998

The sixth full paragraph located under the heading entitled "INVESTMENT PROGRAM
- INVESTMENT POLICIES" on page 6 of the prospectus should be deleted in its entirety and replaced with the following two paragraphs:

         "The Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers.

         The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S. dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits."

                           SHORT-TERM INVESTMENTS CO.

                             LIQUID ASSETS PORTFOLIO

                                 RESOURCE CLASS


                          Supplement dated July 1, 1999
                    to the Prospectus dated December 18, 1998

The sixth full paragraph located under the heading entitled "INVESTMENT PROGRAM
- INVESTMENT POLICIES" on page 7 of the prospectus should be deleted in its entirety and replaced with the following two paragraphs:

         "The Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers.

         The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S. dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits."